Interest in Other Entities (Details) - Schedule of activity in investment account - Automax [Member] $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Interest in Other Entities (Details) - Schedule of activity in investment account [Line Items]
Beginning balance	$ 546
Held for sale asset	547
Total as of January 1, 2021	1,093
Sale of held for sale asset	(102)
Share of net profit of associate accounted for using the equity method	275
Total amount as of March 9, 2021	1,266
Eliminate investment held for sale and equity as a result of transition to fair value	(1,266)
Fair value of the investment at the day of the transition	1,553
Additional purchase	279
Securities revaluation	(269)
Currency translation	113
Ending balance	$ 1,676